FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2001

               Check here if Amendment [X]; Amendment Number: 3

                        This Amendment (Check only one):
                              [X] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  1251 Avenue of the Americas, 23rd Floor, New York, NY 10020

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas Sandell
Title:  Principal
Phone:  212-899-4756

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

September 26, 2003
--------------------------------------
(Date)

This Amendment No. 3 restates in its entirety the original Form 13F filed on November 15, 2001, which did not include the full Cover Page and Summary Page. This Amendment does not amend or restate any other Amendment filed subsequent to the original Form 13F filing.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $345,984 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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                                                               AMENDMENT NO.1 TO FORM 13F
                                                                                                                    (SEC USE ONLY)
QTR ENDED: 3/31/03                                      Name of Report Manager:  Sandell Asset Management

        Item 1:                Item 2 :      Item 3:    Item 4:   Item 5:     Item 6:    Item 7:                Item 8:
     Name of Issuer         Title of Class   CUSIP      Fair      Shares or  Investment Managers        Voting Authority (Shares)
                                             Number     Market    Principal  Discretion   See     (a) Sole    (b) Shared   (c) None
                                                        Value     Amount                Instr. V
                                                       (X$1000)
*Air Canada Class A - Non Vtg   COM.          008911-30-7    309     200,000 SH SOLE                                         200,000
 Bank United Corp.              LIT.RTS CONT. 065416-11-7    122     450,800 SH SOLE                 450,800
*Canadian Pacific Ltd           COM.          135923-10-0 12,837     400,000 SH SOLE                 400,000
 Coflexip                       SPA ADR.      192384-10-5 12,380      77,536 SH SOLE                  77,536
 General Semiconductor Inc.     COM.          370787-10-3  3,672     382,500 SH SOLE                 382,500
*Georgia Pac Corp (Timber Group)COM.          373298-70-2  1,054      29,100 SH SOLE                  29,100
 GPU Inc                        COM.          36225X-10-0 18,610     461,100 SH SOLE                 461,100
 Gucci Group NV-NY              COM. NY REG   401566-10-4 50,017     611,600 SH SOLE                 611,600
 Heller Financial Inc- Cl A     COM. CL A     423328-10-3 50,548     957,900 SH SOLE                 957,900
*IBP Inc.                       COM.          449223-10-6 26,057   1,101,765 SH SOLE               1,101,765
 Louis Dreyfus Natural Gas      COM.          546011-10-7 52,966   1,361,600 SH SOLE               1,361,600
 Sensormatic Electronics Corp   COM.          817265-10-1 56,026   2,376,000 SH SOLE               2,376,000
 Tucker Anthony Sutro Corp.     COM.          898647-10-2 28,596   1,199,500 SH SOLE               1,199,500
*Wisconsin Central Transport    COM.          976592-10-5 30,469   1,783,900 SH SOLE               1,783,900
 Usec Inc                       COM.          90333E-10-8  2,321     361,000 SH SOLE                  12,779

                                  Value Total:          $345,984

                                  Entry Total:                15

NOTE:  Previously requested confidential treatment on Aug. 14, 2001

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